UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22506

2010 Swift Mandatory Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Name and address of agent for service)

(602) 257-5433
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2011

Item 1. Reports to Stockholders.

2010 Swift Mandatory Common Exchange Security Trust

Semi-Annual Report

Financial Statements as of and for the six months ended
June 30, 2011

Table of Contents

Allocation of Portfolio Assets	1
Financial Statements:
Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Additional Information	12

2010 Swift Mandatory Common Exchange Security Trust
Schedule of Investments
June 30, 2011 (Unaudited)

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

Stripped United States Treasury Securities - 12.21%*
Stripped United States Treasury Security	8/15/2011	3,750,000	$3,748,795	$3,749,749
Stripped United States Treasury Security	8/15/2011	184,651	184,603	184,632
Stripped United States Treasury Security	11/15/2011	3,750,000	3,746,341	3,748,676
Stripped United States Treasury Security	11/15/2011	184,651	184,478	184,586
Stripped United States Treasury Security	2/15/2012	3,750,000	3,740,866	3,747,064
Stripped United States Treasury Security	2/15/2012	184,651	184,287	184,506
Stripped United States Treasury Security	5/15/2012	3,750,000	3,738,572	3,743,955
Stripped United States Treasury Security	5/15/2012	184,651	184,080	184,353
Stripped United States Treasury Security	8/15/2012	3,750,000	3,726,930	3,740,044
Stripped United States Treasury Security	8/15/2012	184,651	183,616	184,161
Stripped United States Treasury Security	11/15/2012	3,750,000	3,719,763	3,735,529
Stripped United States Treasury Security	11/15/2012	184,651	183,288	183,938
Stripped United States Treasury Security	2/15/2013	3,750,000	3,708,265	3,727,519
Stripped United States Treasury Security	2/15/2013	184,651	182,637	183,544
Stripped United States Treasury Security	5/15/2013	3,750,000	3,695,698	3,725,111
Stripped United States Treasury Security	5/15/2013	184,651	182,079	183,425
Stripped United States Treasury Security	8/15/2013	3,750,000	3,683,041	3,705,210
Stripped United States Treasury Security	8/15/2013	184,651	181,504	182,446
Stripped United States Treasury Security	11/15/2013	3,750,000	3,666,562	3,695,246
Stripped United States Treasury Security	11/15/2013	184,651	180,757	181,955
Total Stripped United States Treasury Securities			39,006,162	39,155,649

Forward Purchase Contracts - 87.79%*
Forward Purchase Contracts for Swift Transportation
Company Class A Common Shares			207,243,159	281,625,559
Total Forward Purchase Contracts			207,243,159	281,625,559

Total Investments - 100.00%*			$246,249,321	320,781,208
Other Assets in Excess of Liabilities - 0.00%*				4,129
TOTAL NET ASSETS - 100.00%*				$320,785,337

Footnotes
* Percentages are stated as a percent of net assets.

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets:
Investments in U.S. Treasury Securities, at fair value (cost $39,006,162)	$39,155,649
Investment in Forward Purchase Contracts, at fair value (cost $207,243,159)	281,625,559
Total investments	320,781,208
Cash	4,129
Restricted cash	665,009
Total Assets	321,450,346

Liabilities
Advanced funding of expense reimbursement	665,009
Total Liabilities	665,009

Net Assets	$320,785,337

Net Assets Consist of:
$0.66 Trust Issued Mandatory Common Exchange Securities ("Securities"),
no par value; 23,846,364 shares issued and outstanding	$246,139,030
Accumulated net investment income	114,420
Net unrealized appreciation on investments	74,531,887
Net Assets	$320,785,337
Net Asset Value per share	$13.45

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Operations
For the period from January 1, 2011 through June 30, 2011 (Unaudited)

Investment Income
Interest income	$111,748
Total Investment Income	111,748

Expenses
Administration, custody and transfer agent fees	20,000
Professional fees	32,991
Directors' fees	10,000
Offering costs	183,333
Total Expenses	246,324
Reimbursement by Sellers	(246,324)
Net Expenses	0

Net investment income	111,748
Net change in unrealized appreciation on investments	22,474,411
Net Increase in Net Assets Resulting from Operations	$22,586,159

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Changes in Net Assets
	For the period from January 1, 2011 through June 30, 2011 (Unaudited)	For the period from December 21, 2010(1) through December 31, 2010

Change in Net Assets Resulting from Operations:
Net investment income	$111,748	$6,687
Net change in unrealized appreciation on investments	22,474,411	52,057,476
Net Increase in Net Assets Resulting from Operations	22,586,159	52,064,163

Distributions Paid to Securities Holders:
Net Investment Income	(4,015)	-
Return of Capital to Securities Holders	(8,301,674)	-
Change in Net Assets from Distributions Paid to Securities Holders	(8,305,689)	-

Change in Net Assets Resulting from Capital Transactions:
Gross proceeds from the sale of Trust Securities	12,310,001	250,000,003
Selling commissions	(369,300)	(7,500,000)
Net Increase in Net Assets Resulting from Capital Transactions	11,940,701	242,500,003

Net Increase in Net Assets	26,221,171	294,564,166
Net Assets, Beginning of Period	294,564,166	-
Net Assets, End of Period	$320,785,337	$294,564,166

(1) Commencement of operations.

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Cash Flows
For the period from January 1, 2011 through June 30, 2011 (Unaudited)

Cash Flows from Operating Activities:
Maturity of U.S. Treasury Securities	$8,309,818
Purchases of U.S. Treasury securities	(2,216,746)
Purchase of forward purchase contracts	(9,723,955)
Net Cash Used in Operating Activities	(3,630,883)
Cash Flows from Financing Activities:
Proceeds from the sale of Securities, net of selling commissions	11,940,701
Distributions to Securities holders	(8,305,689)
Net Cash Provided by Financing Activities	3,635,012

Net Increase in Cash	4,129
Cash - Beginning of Period	-
Cash - End of Period	$4,129

Reconciliation of Net Increase in Net Assets Resulting from Operations to
Net Cash Used in Operating Activities:
Net increase in net assets resulting from operations	$22,586,159
Net change in unrealized appreciation on investments	(22,474,411)
Discount accretion of U.S. Treasury securities	(111,748)
Maturity of U.S. Treasury Securities	8,309,818
Purchases of U.S. Treasury securities	(2,216,746)
Purchases of Forward Purchase Contracts	(9,723,955)
Decrease in advanced fundings of expense reimbursement	(57,991)
Decrease in restricted cash	57,991
Net Cash Used in Operating Activities	$(3,630,883)

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust
Financial Highlights
	For the period from January 1, 2011 through June 30, 2011 (Unaudited)		For the period from December 21, 2010(1) through December 31, 2010

Per Share Operating Performance:
Beginning net asset value	$12.96		$11.00
Selling commissions	(0.33)		(0.33)

Beginning net asset value, net of selling commission	12.63		10.67

Income From Investment Operations:
Net investment income	0.01		-
Net realized and unrealized gain on investments	1.16		2.29

Total Gain from Investment Operations	1.17		2.29

Distributions to Securities Holders
Net Investment Income	-		-
Return of Capital to Securities Holders	(0.35)		-

Total Distributions	(0.35)		-

Ending net asset value	$13.45		$12.96

Total Return	9.26%	(2) (7)	21.46%	(2) (7)

Supplemental Data and Ratios:
Net assets, end of period	$320,785,337		$294,564,166
Ratio of expenses to average net assets, before reimbursement	0.08%	(3) (5)	0.08%	(3) (4)
Ratio of expenses to average net assets, after reimbursement	0.00%	(3) (5)	0.00%	(3) (4)
Ratio of net investment income to average net assets, after reimbursement	0.09%	(5)	0.09%	(4)
Portfolio turnover rate	0.00%	(6)	0.00%	(6)

(1)	Commencement of operations.
(2)	Not annualized.
(3)	The Trust is not responsible for any expenses related to its ongoing operations. See Note 3 for additional information.
(4)	Annualized ratios of expenses and net investment income calculated using the average of net assets upon commencement and at end of period, as well as annualized income and expense amounts, with the exception of non recurring amounts such as organizational costs and other one time fees.

(5)	Annualized ratios of expenses and net investment income calculated using the average of net assets for each quarter end, as well as annualized income and expense amounts, with the exception of non recurring amounts such as organizational costs and other one time fees.

(6)	No investments were sold during the period.
(7)	Excludes the impact of selling commissions.

The accompanying Notes of Financial Statements are an integral part of these statements.

2010 Swift Mandatory Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the six months ended June 30, 2011
(Unaudited)

1.	Organization
The 2010 Swift Mandatory Common Exchange Security Trust ("Trust") was established on December 8, 2010 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on December 21, 2010.  In December 2010, the Trust sold $0.66 Trust Issued Mandatory Common Exchange Securities ("Securities") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). In January 2011, the Greenshoe Option of the Trust was exercised, where additional Securities were issued under the same terms as the initial offering.  The Securities have not been registered for offering under this Act in reliance on the non-public offering exemption provided by Section 4(2) of the Securities Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury securities and to pay the purchase price for Forward Purchase Contracts (the “Contracts”) for shares of Class A common stock of Swift Transportation Company (the "Company"), a Delaware corporation. The counterparties to the Contracts are certain existing shareholders of the Company and their affiliates (the “Sellers”).  Under the terms of the Contract, at the Sellers’ discretion, the Trust will exchange each Security for either (i) between 0.8163 of a share and 1.000 share of the Company’s common stock, or (ii) cash equal to the value of the shares of the Company’s common stock on the Exchange Date, December 31, 2013. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies
A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
Investments are carried at fair value.  The Trust will use the following valuation methods to determine fair value for investments for which market quotations are available, or if not available, the fair value as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)
the U.S. Treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees,
and
(ii)
the Contracts will be valued on the basis of an indicative bid price received by the Trust for the Contracts, or any portion of the Contract covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Board of Trustees who is in the business of making bids on financial instruments similar to the Contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Board of Trustees.

2010 Swift Mandatory Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the six months ended June 30, 2011
(Unaudited)

D. Security Transactions and Investment Income
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount calculated on the effective yield method.  Unrealized gains and losses are accounted for on the specific identification method.

E. Forward Purchase Contracts
On December 21, 2010, the Trust entered into nine Contracts, which are derivative instruments, with the Sellers and paid to the Sellers $197,519,204 in connection therewith.  On January 20, 2011, the Trust entered into an additional Contract with the Sellers and paid the Sellers $9,723,955 in connection therewith.  Pursuant to the Contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of the Company’s common stock on December 31, 2013 (the "Exchange Date") so as to permit the holders of the Security to exchange on the Exchange Date each of their shares of the Security for between 0.8163 of a share and 1 share of the Company’s common stock or cash equal to the value of these shares on this date.

At June 30, 2011, the Contracts had the following value:
	Exchange Date	Cost of Contract	Contract Fair Value	Unrealized Appreciation
Forward Contracts for Class A common shares of Swift Transportation Company	12/31/2013	$207,243,159	$281,625,559	$74,382,400

The cost and value of the Contract are included in investments, at fair value in the Statement of Assets and Liabilities.  The unrealized appreciation is included in the net change in unrealized appreciation in the Statement of Operations.

The Sellers’ obligation under the Contracts are collateralized by shares of the Company’s Class A common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At June 30, 2011, the Custodian held 23,846,364 shares of the Company’s common stock with an aggregate value of $323,118,232.

3.	Recently Issued Accounting Pronouncements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The Trust is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Trust’s financial statements.

4.	Expenses
The Sellers’ have taken on the responsibility to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  In connection with its agreement, the Sellers contributed $855,000 in cash to the Trust to cover current and future operating expenses, as well as organizational costs.  As of June 30, 2011 $665,009 remained of this advanced funding of reimbursed expenses, which is presented as restricted cash on the accompanying Statement of Assets and Liabilities.  Offering costs for the Trust which were paid by the Sellers amounted to $400,000.

5.	Distributions
Security holders are entitled to receive distributions from the maturity of the U.S. Treasury Strips of $0.1650 per quarter (except for the first distribution on March 31, 2011 which was $0.1833), payable quarterly which commenced March 31, 2011.  Distributions to Security holders for the six months ended June 30, 2011 were $8,305,689.  There were no distributions to Security holders paid during the period from December 21, 2010 through December 31, 2010.

2010 Swift Mandatory Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the six months ended June 30, 2011
(Unaudited)

6.	Federal Income Taxation
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal income tax laws and as such, Security holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of December 31, 2010, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $52,057,476, of which $52,070,726 and $13,250 related to appreciated and depreciated investments, respectively.  The cost of investments for Federal income tax purposes was $292,506,690 at December 31, 2010.

The Trust records the impact of an uncertain tax position to the financial statements when an analysis indicates that the tax position taken is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Based on the analysis, there were no tax positions identified which did not meet the “more likely than not” standard as of and for the period ended December 31, 2010.

7.	Fair Value Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

2010 Swift Mandatory Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the six months ended June 30, 2011
(Unaudited)
		Fair Value Measurements at June 30, 2011 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	June 30, 2011	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$39,155,649	$39,155,649	$-	$-
Total Other	39,155,649	39,155,649	-	-
Derivative Instruments
Forward Purchase Contracts	281,625,559	-	-	281,625,559
Total Derivative Instruments	281,625,559	-	-	281,625,559
Total	$320,781,208	$39,155,649	$-	$281,625,559

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the six months ended June 30, 2011
Fair Value Beginning Balance	$249,545,458
Total Unrealized Gains Included in Net Increase in Net Assets Applicable to Security Holders	22,356,146
Purchases	9,723,955
Transfers Out of Level 3	-
Fair Value Ending Balance	$281,625,559

During the six months ended June 30, 2011, there were no transfers between Level 1, Level 2 and Level 3.

8.	Investment Transactions
For the six months ended June 30, 2011, the Trust purchased U.S. Treasury Securities (at cost) and a Contract (at cost) in the amount of $2,216,746 and $9,723,955, respectively.  During the six months ended June 30, 2011, $8,309,818 in U.S. Treasury Securities matured.  The proceeds were used by the Trust to make distributions to Securities holders.  The Trust did not sell any securities during the six months ended June 30, 2011.

9.	Capital Share Transactions
During the period from December 21, 2010 through December 31, 2010, the Trust sold 22,727,273 Securities to qualified institutional buyers in reliance on Rule 144A under the Securities Act and received net proceeds of $242,500,003 ($250,000,003 net of selling commissions of $7,500,000).  On January 20, 2011, the Greenshoe Option of the Trust was exercised.  The subsequent issue called for an additional 1,119,091 Trust Securities to be issued for a total cost of $11,940,701 ($12,310,001 net of selling commissions of $369,300).  As of June 30, 2011, there were 23,846,364 Securities issued and outstanding.

10.	Subsequent Events
The Trust has performed an evaluation of subsequent events through the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

2010 Swift Mandatory Common Exchange Security Trust

ADDITIONAL INFORMATION (Unaudited)
June 30, 2011

Form N-Q
The Trust files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/11 – 01/31/11	0	0	0	0
Month #2 02/01/11 – 02/28/11	0	0	0	0
Month #3 03/01/11 – 03/31/11	0	0	0	0
Month #4 04/01/11 – 04/30/11	0	0	0	0
Month #5 05/01/11 – 05/31/11	0	0	0	0
Month #6 06/01/11 – 06/30/11	0	0	0	0
Total	0	0	0	0
*Footnote the date each plan or program was announced, the dollar amount (or share or unit amount) approved, the expiration date (if any) of each plan or program, each plan or program that expired during the covered period, each plan or program registrant plans to terminate or let expire.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  None.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2010 Swift Mandatory Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date   August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date   August 16, 2011